BLACKROCK FUNDSSM

iShares Edge MSCI Multifactor USA Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

iShares Edge MSCI Min Vol USA Index Fund

iShares Edge MSCI Min Vol EAFE Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 28, 2020 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated November 27, 2019

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The sections of the Summary Prospectuses entitled “Key Facts About [Fund] — Portfolio Managers” and the sections of the Prospectuses entitled “Fund Overview — Key Facts About [Fund] — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Alan Mason	2016	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.
Rachel Aguirre	2016	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Multifactor USA Index Fund — About the Portfolio Management Team of Multifactor USA Index Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MULTIFACTOR USA INDEX FUND
Multifactor USA Index Fund is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Multifactor Intl Index Fund — About the Portfolio Management Team of Multifactor Intl Index Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MULTIFACTOR INTL INDEX FUND
Multifactor Intl Index Fund is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Min Vol USA Index Fund — About the Portfolio Management Team of Min Vol USA Index Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MIN VOL USA INDEX FUND
Min Vol USA Index Fund is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Min Vol EAFE Index Fund — About the Portfolio Management Team of Min Vol EAFE Index Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MIN VOL EAFE INDEX FUND
Min Vol EAFE Index Fund is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.
Suzanne Henige, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.
Rachel Aguirre	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2012 to 2017; Vice President of BlackRock, Inc. from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

Shareholders should retain this Supplement for future reference.

PR2-BETAIND-0220SUP

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